Share Capital and Share Premium (Details) - USD ($)	Apr. 23, 2024	Feb. 26, 2024	Dec. 27, 2023	Jun. 30, 2023	Apr. 14, 2023	Apr. 10, 2023	Dec. 30, 2022	Jun. 30, 2024
Share Capital and Share Premium [Abstract]
Share capital stock and share premium amounts (in Dollars)								$ 69,548,091
Equivalent (in Dollars)					$ 50,000,000
Share purchase agreement over period					36 months
Shares issued	1,000,000			3,600
Share purchase agreement (in Dollars)				$ 10,647			$ 255,000
Purchase agreement	$ 2,162,400
Agreement shares			143,319
Shares issued			103,166
Shares return to sponsor		20,153
Transfer remaining shares						20,000